Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Trade receivables, net	€ 742	€ 57
Research tax credit	8,625	5,282
Social security costs receivables	2	4
VAT receivables	1,654	1,038
Grants receivables	14	5
Other receivables	390	852
TOTAL	11,428	7,239
Trade receivables, net	742	57
Research tax credit	8,625	5,282
Social security costs receivables	2	4
VAT receivables	1,654	1,038
Grants receivables	14	3
Other receivables	390	852
TOTAL	11,428	7,236
Trade receivables, net	0	0
Research tax credit	0	0
Social security costs receivables	0	0
VAT receivables	0	0
Grants receivables	0	(3)
Other receivables	0	0
TOTAL	€ 0	€ 3